DEBT FACILITIES - Disclosure of Detailed Information About Debt Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Balance	$ 219,812	$ 210,362
Interest expense	3,482	3,474
Accretion	9,679	9,170
Repayments of principal	(20,000)
Repayments of finance costs	(3,491)	(3,194)
Balance	209,482	219,812
Current portion of debt facilities	825	832
Non-current portion of debt facilities	208,657	218,980
Balance at December 31	209,482	219,812
Convertible Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Balance	199,406	190,242
Interest expense	863	858
Accretion	9,679	9,170
Repayments of principal	0
Repayments of finance costs	(865)	(864)
Balance	209,083	199,406
Current portion of debt facilities	426	426
Non-current portion of debt facilities	208,657	198,980
Balance at December 31	209,083	199,406
Revolving Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Balance	20,406	20,120
Interest expense	2,619	2,616
Accretion	0	0
Repayments of principal	(20,000)
Repayments of finance costs	(2,626)	(2,330)
Balance	399	20,406
Current portion of debt facilities	399	406
Non-current portion of debt facilities	0	20,000
Balance at December 31	$ 399	$ 20,406